Warrants - Schedule of Outstanding Warrants (Details) - Successor [Member] - $ / shares	Dec. 31, 2024	Feb. 29, 2024
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	13,818	306
Weighted Average Exercise Price	$ 8,192.2
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 6 days
Public Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	4,596
Weighted Average Exercise Price	$ 23,000
Weighted Average Remaining Contractual Life (in years)	4 years 1 month 17 days
February 2024 Series A Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	306
Weighted Average Exercise Price	$ 2,780
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 13 days
Series A Preferred Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	625
Weighted Average Exercise Price	$ 800
Weighted Average Remaining Contractual Life (in years)	1 month 13 days
September 2024 Series C Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	4,088
Weighted Average Exercise Price	$ 196
Weighted Average Remaining Contractual Life (in years)	3 years 2 months 23 days
December 2024 Common Warrants [Member]
Schedule of Outstanding Warrants [Line Items[
Number of Warrants	4,203
Weighted Average Exercise Price	$ 112.2
Weighted Average Remaining Contractual Life (in years)	3 years 5 months 23 days